Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ (3,268,409)	$ (3,712,377)
Net loss from discontinued operation	(827,620)	(28,562,693)
Net loss for the year	(4,096,029)	(32,275,070)
Adjustments for non-cash items:
Depreciation and amortization	141,054	209,183
Depreciation and amortization from discontinued operation	261,501	4,074,548
Change in fair value of biological assets		140,088
Change in fair value of financial asset at fair value through profit or loss		264,655
Interest expenses	100,107	237,319
Interest expenses from discontinued operation	124,205
Interest income from Bridge loans	(6,446)
Fair value of RSUs granted and exercised	1,547,703	839,896
Gain on settlement on debt	(27,554)	(113,037)
Loss on disposal of asset		4,495
Gain on sale of subsidiary	(198,780)
Write-off of AP, net	(475,816)	(2,697,719)
Write-off of holdback payable	(400,000)
Impairment loss		24,665,564
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	(254,676)	973,382
Prepayments	(285,588)	64,635
Inventory	366,215	482,716
Trade and other payables	(733,363)	1,537,397
Due to related parties	(42,898)	91,374
Cash flows used in operating activities	(3,980,365)	(1,500,574)
Cash flows from investing activities:
Additions to property, plant and equipment	(2,098,138)	(1,502)
Cash surrendered on sale of RPK	(105,175)
Net cash proceeds from sale of subsidiary	1,553,750
Proceeds from disposal of property, plant and equipment		110,410
Loan receivable	(16,602)	(84,020)
Cash lent for Bridge loan	(350,000)
Cash flows provided by (used in) investing activities	(1,016,165)	24,888
Cash flows from financing activities:
Proceeds from private placement, net of costs	10,754,944
Advances from related parties	44,954	1,570,145
Repayment of advances from related parties	(1,470,826)
Loans received	65,282	742,591
Loans repaid	(104,920)	(766,169)
Lease payments	(300,000)	(60,000)
Cash flows provided by financing activities	8,989,434	1,486,567
Net increase in cash and cash equivalents	3,992,904	10,881
Effects of exchange rate changes on cash and cash equivalents	(244,913)	(172,809)
Cash and cash equivalents at the beginning of the year	93,875	255,803
Cash and cash equivalents at the end of the year	$ 3,841,866	$ 93,875